Related- Party Transactions (Details Textual) (American Midstream, L.L.C [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
American Midstream, L.L.C [Member]
Related Party Transactions (Textual) [Abstract]
Administrative and Operational Service Expenses	$ 3.8	$ 2.5	$ 6.3	$ 6.2
Business development	$ 0.2		$ 0.5